Schedule I - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by/(used in) operating activities	$ (2,323)	$ 42	$ (82)
Cash flows from investing activities
Payments to acquire investments	(12)	(23)	(27)
Proceeds from long term receivable	(1)	0	(3)
Cash flows provided by/(used in) investing activities	(55)	(121)	(1,200)
Cash flows from financing activities
Repayments of long-term debt	(7,846)	(268)	(450)
Other financing	(6)	14	24
Cash flows used in financing activities	429	(1,260)	(181)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(1,949)	3,244	(1,482)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	2,709	4,658	1,414	$ 2,896
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by/(used in) operating activities	1,504	(37)	(277)
Cash flows from investing activities
Payments to acquire investments	(700)	0	0
Proceeds from long term receivable	0	0	40
Cash flows provided by/(used in) investing activities	(700)	0	40
Cash flows from financing activities
Repayments of long-term debt	0	0	(68)
Other financing	0	(8)	(2)
Cash flows used in financing activities	0	(8)	(70)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	804	(45)	(307)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 926	$ 122	$ 167	$ 474